SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Other operating income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue recognition:
Net (gain) loss on disposal of property, plant and equipment	$ 4,259	$ (83)	$ 253
Gain on disposal of solar power systems		(10,091)
(Insurance claims on) weather-related project damages		1,408	(1,025)
Other operating income, net	(63,802)	(47,068)	(25,523)
Other current liabilities
Revenue recognition:
Government grants, current	786
Other noncurrent liabilities
Revenue recognition:
Government grants, non current	165,946
Government grants
Revenue recognition:
Other operating income, net	$ (59,543)	$ (38,468)	$ (24,245)